CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities:
Net (loss) income	¥ 3,102	$ 425	¥ 4,131	¥ (1,849)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Share-based compensation	322	44	143	87
Depreciation and amortization	1,332	183	1,414	1,456
Amortization of issuance cost of convertible senior notes and upfront fee on bank borrowings	5	0	34	57
Deferred income taxes	113	15	29	(268)
Credit loss	3	0	89	82
Impairment loss	537	74	516	491
Loss from equity method investments, net of dividends	97	13	72	85
Foreign currency exchange loss (gain)	263	36	(119)	341
Investment loss (income)	(13)	(2)	(806)	321
Noncash lease expense	2,300	315	2,163	2,257
Others	23	4	48	(54)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(95)	(13)	296	(621)
Other assets	13	2	6	149
Salary and welfare payables	121	17	402	63
Deferred revenue	467	64	576	(19)
Accrued expenses and other current liabilities	752	103	1,133	507
Operating lease liabilities	(2,453)	(336)	(2,548)	(1,608)
Income tax payable	251	34	62	82
Other long-term liabilities	382	53	84	20
Others, net	(4)	(1)	(51)	(15)
Net cash provided by operating activities	7,518	1,030	7,674	1,564
Investing activities:
Purchases of property and equipment	(883)	(121)	(894)	(1,049)
Purchases of intangible asset	(15)	(2)	(7)	(4)
Acquisitions, net of cash received			0	(57)
Purchases of investments	(4,017)	(550)	(3,509)	(401)
Proceeds from maturity/sale and return of investments	2,563	351	2,972	937
Origination of loan receivables	(178)	(24)	(226)	(175)
Collection of loan receivables	217	29	137	212
Other investing activities	74	10	50	15
Net cash used in investing activities	(2,239)	(307)	(1,477)	(522)
Financing activities:
Proceeds from issuance of ordinary shares			1,973
Proceeds from Termination of Capped Call				86
Payment of repurchases of ordinary shares	(1,172)	(161)	(848)	(334)
Proceeds from short-term debt	77	11	745	4,249
Repayment of short-term debt	(367)	(50)	(3,436)	(1,935)
Proceeds from long-term debt	490	67	350	2,797
Repayment of long-term debt	(140)	(19)	(2,336)	(2,364)
Proceeds from long-term finance liabilities	72	10	74	55
Repayment of long-term finance liabilities	(73)	(10)	(66)	(49)
Dividends paid	(3,480)	(477)		(416)
Repayment of convertible senior notes			0	(3,406)
Principal payments of finance lease	(65)	(9)	(82)	(40)
Purchase of prepaid put option	(710)	(97)
Other financing activities	(136)	(19)	(94)	(37)
Net cash used in financing activities	(5,504)	(754)	(3,720)	(1,394)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	30	4	164	297
Net (decrease) increase in cash, cash equivalents and restricted cash, including cash and cash equivalents classified within assets held for sale	(195)	(27)	2,641	(55)
Less: net increase (decrease) in cash and cash equivalents classified within assets held for sale	(9)	(1)	17
Cash, cash equivalents and restricted cash at the beginning of the year	7,710	1,057	5,086	5,141
Cash, cash equivalents and restricted cash at the end of the year	7,524	1,031	7,710	5,086
Cash and cash equivalents	7,474		6,946	3,583
Restricted cash	50		764	1,503
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	7,524		7,710	5,086
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	166	23	263	256
Income taxes paid	1,310	179	1,127	385
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	¥ 437	$ 60	¥ 477	¥ 652